Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Comprehensive Income (Loss)
Net income	$ 12,764,450	$ 13,431,855
Other comprehensive income, net of tax:
Unrealized holding gain on securities AFS arising during the period	195,918	6,031,923
Reclassification adjustment for gain realized in income	0	(36,707)
Unrealized gain during the period	195,918	5,995,216
Tax effect	(41,144)	(1,258,994)
Other comprehensive income, net of tax	154,774	4,736,222
Total comprehensive income	$ 12,919,224	$ 18,168,077